Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) on a going concern basis.

These consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries, Clearmindmed Ltd. and Clearmind Labs Ltd. (inactive). All inter-company balances and transactions have been eliminated on consolidation.

These consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss (“FVTPL”), and are presented in Canadian dollars, which is the Company’s functional currency.

Significant Accounting Estimates and Judgments
b.	Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant Estimates

Share-based Compensation

Fair values are determined using the Black-Scholes option pricing model. Estimating fair value requires determining the most appropriate valuation model for a grant of equity instruments, which is dependent on the terms and conditions of the grant. Option-pricing models require the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates and, therefore, existing models do not necessarily provide reliable measurement of the fair value of the Company’s stock options.

Significant Judgments

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Going Concern

The application of the going concern assumption requires management to take into account all available information about the future, which is at least but not limited to, 12 months from the year end of the reporting period. The Company is aware that material uncertainties related to events or conditions may cast significant doubt upon the Company’s ability to continue as a going concern.

Cash and Cash Equivalents
c.	Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance, which are readily convertible to known amounts of cash, and which are subject to insignificant risk of changes in value to be cash equivalents.

Provisions
d.	Provisions

Provisions are recognized where a legal or constructive obligation has been incurred as a result of past events; it is probable that an outflow of resources embodying economic benefit will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. If material, provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Property and Equipment
e.	Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statements of operations and comprehensive loss during the period in which they are incurred.

Depreciation of property and equipment is provided using the straight-line method at the following rates approximating their estimated useful lives:

Research and development equipment	3 years

Intangible Assets
f.	Intangible Assets

Intangible assets consist of patents and patent applications acquired to be used in pre-clinical drug research programs. Intangible assets are carried at cost less accumulated amortization and impairment losses and are capitalized when the costs can be measured reliably, and it is probable that future economic reliably benefits that are attributable to the asset will flow to the Company. The Company amortizes patents over the term of the patent.

Impairment of Non-Current Assets
g.	Impairment of Non-Current Assets

At each reporting date, the Company reviews the carrying amounts of its non-current assets to determine whether there are any indications of impairment. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. The recoverable amount is determined as the higher of fair value less direct costs to sell and the asset’s value in use. In assessing value in use, the estimated future cash flows are discounted to their present value. Estimated future cash flows are calculated using estimated recoverable reserves, estimated future commodity prices and the expected future operating and capital costs. The pre-tax discount rate applied to the estimated future cash flows reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the carrying amount of the asset or CGU is reduced to its recoverable amount through an impairment charge to the consolidated statement of operations and comprehensive loss.

Assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed. When an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation, depletion and amortization) had no impairment loss been recognized for the asset or CGU in prior periods. A reversal of impairment is recognized as a gain in the consolidated statement of operations and comprehensive loss.

Financial Instruments
h.	Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the respective instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at FVTPL) are included in the initial carrying value of the related instrument and are amortized using the effective interest method. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in the consolidated statement of operations and comprehensive loss.

Fair value estimates are made at the statement of financial position date based on relevant market information and information about the financial instrument. All financial instruments are classified into either: FVTPL or amortized cost.

The Company has made the following classifications:

Cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Short-term investments Derivative liability	FVTPL FVTPL

Financial assets

The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Financial assets at FVTPL

Financial assets are classified as FVTPL when the financial asset is either held for trading or it is designated as FVTPL. A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling it in the near term; or

●	on initial recognition it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking.

Financial assets at amortized cost

Financial assets at amortized cost are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition. Subsequent to initial recognition, financial assets are measured at amortized cost using the effective interest method, less any impairment.

Subsequent to initial recognition, financial liabilities are measured at amortized cost, unless designated as FVTPL.

Impairment of financial assets

Financial assets, other than those classified as FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been decreased.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account.

When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are offset against the allowance account. Changes in the carrying amount of the allowance account are recognized in the consolidated statement of operations and expected comprehensive loss (“ECL”). Loss allowances are based on the lifetime ECL’s that result from all possible default events over the expected life of the trade receivable, using the simplified approach.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through the consolidated statement of operations and ECL to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized as the proceeds received, net of direct issue costs.

Other financial liabilities

Other financial liabilities (including loans and borrowings and trade payables and other liabilities) are initially measured at fair value, net of transaction costs. Subsequently, other financial liabilities are measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Derivative financial instruments

If a hybrid contract contains a financial asset, the embedded derivative is not separated from the host. Such hybrid contracts are measured in their entirety at amortized cost or at fair value, based on the criteria for determining the characteristics of the business model and contractual cash flows.

If the financial asset host is not within the scope of the FASB, the embedded derivative is separated from the host and accounted for as a derivative when the economic risks and characteristics of the embedded derivative are not closely related to the economic risks and characteristics of the host, the embedded derivative meets the definition of a derivative and the hybrid contract is not measured at fair value with the changes in FVTPL.

Reassessment of the need to separate an embedded derivative only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that otherwise would be required.

Income Taxes
i.	Income Taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in the consolidated statement of operations and ECL. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is provided using the statement of financial position method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable income will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Foreign Currency Translation
j.	Foreign Currency Translation

The Company’s reporting currency is the Canadian dollar. The functional currency for the Company and its subsidiary is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and its Canadian subsidiaries is the Canadian dollar, while the functional currency of its Israeli subsidiary is the New Israeli Shekel (“NIS”).

Transactions denominated in currencies other than the functional currency are translated using the exchange rate in effect on the transaction date or at the annual average rate. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the consolidated statement of financial position date. Non-monetary items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in the consolidated statement of operations and comprehensive loss.

Subsidiaries that have functional currencies other than the Canadian dollar translate their statement of operations and ECL items at the average rate during the year. Assets and liabilities are translated at exchange rates prevailing at the end of each reporting period. Exchange rate variations resulting from the retranslation at the closing rate of the net investment in these subsidiaries, together with differences between their statement of operations and ECL items translated at actual and average rates, are recognized in accumulated other comprehensive income (loss).

Share-based Payments
k.	Share-based Payments

The grant date fair value of share-based payment awards granted to employees is recognized as stock-based compensation expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Where equity instruments are granted to parties other than employees, they are recorded by reference to the fair value of the services received. If the fair value of the services received cannot be reliably estimated, the Company measures the services received by reference to the fair value of the equity instruments granted, measured at the date the counterparty renders service. The fair value of services received from consultants cannot be reliably measured; therefore, the fair value of the underlying equity instruments was utilized for all periods presented.

All equity-settled share-based payments are reflected in share-based payment reserve, unless exercised. Upon exercise, shares are issued and the amount reflected in share-based payment reserve is credited to share capital, adjusted for any consideration paid.

Restricted Share Units
l.	Restricted Share Units

The Company recognizes compensation expense for restricted share units (“RSU’s”) awarded based on the grant-date fair value of the common shares. The grant-date fair value, which is determined by multiplying the Company’s share price by the number of RSU’s granted, is amortized over the vesting period and is included in compensation expense with a corresponding increase in reserves. If RSU’s are for services that have been provided and are non-cancellable, the Company recognizes the full cost of the RSU’s on the date of grant. The amount recognized is adjusted to reflect the number of RSU’s expected to eventually vest.

Leases
m.	Leases

The Company’s lease includes an office rental. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use (“ROU”) asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities was estimated at 20%.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both, the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the ROU asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the ROU asset or the lease period, whichever is shorter.

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The Company applied the following practical expedients:

●	Non-lease components: practical expedient by class of underlying asset not to separate non-lease components (services) from lease components and, instead, account for each lease component and any associated non lease components as a single lease component.

●	The practical expedient for short-term leases is applied.

Employee benefits
n.	Employee benefits

1)	Pension and retirement benefit obligations

The Company operates a number of post-employment defined contribution plans.

A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The fund assets are not included in the Company’s statement of financial position.

The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The Option Plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the Option Plans meet the definition of a defined contribution plans as defined above. The expenses in respect of defined contribution plans during the years ended October 31, 2022, 2021 and 2020 were CAD$42,526, CAD$69,147 and nil, respectively.

2)	Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the period of employment. The Company records a liability and an expense for vacation and recreation pay, based on the benefit accumulated for each employee.

Research and Development
o.	Research and Development

Research costs are charged to operations as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product is technically and commercially feasible, future economic benefits are probable, and the Company intends to or has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use and borrowing costs on qualifying assets. Other development expenditures are recognized in the consolidated statement of operations and comprehensive loss as incurred. The Company has not capitalized any development costs for the years ended October 31, 2022, 2021 and 2020.

Loss Per Share
p.	Loss Per Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period. The treasury stock method is used for the calculation of diluted loss per share, whereby all “in the money” stock options and share purchase warrants are assumed to have been exercised at the beginning of the period and the proceeds from their exercise are assumed to have been used to purchase common shares at the average market price during the period. When a loss is incurred during the period, basic and diluted loss per share is the same as the exercise of stock options and share purchase warrants is considered to be anti-dilutive. As of October 31, 2022, the Company had 792,571 (2021 – 645,222, 2020 - nil) potentially dilutive shares outstanding.

Deferred offering costs
q.	The Company capitalizes certain legal and other third-party fees that are directly related to the Company’s in- process equity financing until such financing is consummated After consummation of such equity financing, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are written off to operating expenses.

Accounting Standards Issued But Not Yet Effective
r.	Accounting Standards Issued But Not Yet Effective

i.	In February 2021, the IASB issued amendments to IAS 8, in which it introduces a new definition of accounting estimates. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Effective for annual periods beginning on or after January 1, 2023. The Company is currently evaluating the potential effect of the adoption on the financial position and results of operations.

ii.	Classification of liabilities:

The IASB issued a narrow-scope amendment to IAS 1, in January 2020, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. The amendment could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. Inter alia, the amendment requires the following:

Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

The Company early adopted the narrow-scope amendment to IAS 1 on January 1, 2019, with no effect to the Company’s financial statements.

On October 31, 2022, the IASB published Non-current Liabilities with Covenants (Amendments to IAS 1) to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments are effective for reporting periods beginning on or after January 1, 2024.